UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: 303 W. Madison, Suite 700
         Chicago, IL 60606

Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain                Chicago, IL                        08/13/12
---------------------                -----------                        --------
     [Signature]                    [City, State]                        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 06/30/2012


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   74

FORM 13F INFORMATION TABLE VALUE TOTAL:   $2,179,099
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

1        028-14511                American Beacon Advisors, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O. Smith                                      831865209     3183    65100 SH       Sole                                      65100
Adobe Systems                                   00724f101    52801  1631167 SH       Sole                                    1631167
Advance Auto Parts                              00751y106    52981   776625 SH       Sole                                     776625
Amazon                                          023135106    75473   330515 SH       Sole                                     330515
Apple                                           037833100    96964   166035 SH       Sole                                     166035
Automatic Data Processing                       053015103    17233   309620 SH       Sole                                     309620
Berkshire Hathaway Class B                      084670702    46424   557115 SH       Sole                                     557115
BioMarin                                        09061g101     5349   135150 SH       Sole                                     135150
BlackRock                                       09247x101    18711   110180 SH       Sole                                     110180
Boston Beer Company                             100557107     2009    16600 SH       Sole                                      16600
Cameron Intl                                    13342b105     2441    57150 SH       Sole                                      57150
Cerner                                          156782104    29127   352370 SH       Sole                                     352370
Children's Place                                168905107     3306    66350 SH       Sole                                      66350
Cisco Systems                                   17275r102    59288  3453005 SH       Sole                                    3453005
Citrix Systems                                  177376100   109683  1306680 SH       Sole                                    1306680
Compass Minerals                                20451n101     4287    56200 SH       Sole                                      56200
Costco                                          22160k105    50830   535050 SH       Sole                                     535050
Covidien                                        G2554F113    76589  1431570 SH       Sole                                    1431570
DENTSPLY Intl                                   249030107     1994    52750 SH       Sole                                      52750
Donaldson                                       257651109     4472   134000 SH       Sole                                     134000
Ecolab Inc.                                     278865100    15219   222075 SH       Sole                                     222075
Expeditors International                        302130109    17632   455030 SH       Sole                                     455030
Exxon Mobil                                     30231G102    31258   365290 SH       Sole                                     365290
Fiserv, Inc.                                    337738108     4705    65150 SH       Sole                                      65150
Global Payments                                 37940X102     2241    51850 SH       Sole                                      51850
Google                                          38259p508    51107    88105 SH       Sole                                      88105
Greenhill & Co.                                 395259104    22674   636030 SH       Sole                                     636030
H.J. Heinz                                      423074103    35147   646330 SH       Sole                                     646330
Halliburton Company                             406216101    32633  1149455 SH       Sole                                    1149455
Healthcare Services Group                       421906108     3198   165000 SH       Sole                                     165000
Honeywell International                         438516106    41213   738050 SH       Sole                                     738050
Hospira                                         441060100    52598  1503665 SH       Sole                                    1503665
IHS                                             451734107    50961   473040 SH       Sole                                     473040
Intel                                           458140100    21812   818466 SH       Sole                                     818466
Intl Business Machines                          459200101    58758   300430 SH       Sole                                     300430
Jacobs Engineering Group                        469814107     2200    58100 SH       Sole                                      58100
Laboratory Corporation of Amer                  50540R409    55749   601980 SH       Sole                                     601980
Linear Technology                               535678106     1736    55400 SH       Sole                                      55400
McCormick & Co.                                 579780206     3178    52400 SH       Sole                                      52400
Mead Johnson                                    582839106    43469   539920 SH       Sole                                     539920
MICROS Systems                                  594901100    39570   772845 SH       Sole                                     772845
Microsoft                                       594918104    29320   958469 SH       Sole                                     958469
Monster Beverage                                611740101    36846   517505 SH       Sole                                     517505
MSC Industrial Direct                           553530106    19889   303420 SH       Sole                                     303420
NeuStar                                         64126x201    28057   840025 SH       Sole                                     840025
NIKE                                            654106103    55116   627890 SH       Sole                                     627890
Noble Corporation                               H5833N103     2881    88550 SH       Sole                                      88550
Occidental Petroleum                            674599105    39927   465510 SH       Sole                                     465510
Paychex                                         704326107     1248    39725 SH       Sole                                      39725
PepsiCo                                         713448108    42006   594486 SH       Sole                                     594486
Polypore                                        73179v103     2464    61000 SH       Sole                                      61000
Portfolio Recovery Associates                   73640q105     4230    46350 SH       Sole                                      46350
Praxair                                         74005p104    42471   390606 SH       Sole                                     390606
Procter & Gamble                                742718109    15650   255503 SH       Sole                                     255503
QEP Resources Inc.                              74733v100     5224   174320 SH       Sole                                     174320
QUALCOMM                                        747525103    88007  1580594 SH       Sole                                    1580594
Questar Corporation                             748356102     2501   119900 SH       Sole                                     119900
Range Resources                                 75281A109    99102  1601775 SH       Sole                                    1601775
Roper Industries                                776696106    39491   400600 SH       Sole                                     400600
Ross Stores                                     778296103     1858    29750 SH       Sole                                      29750
Sigma-Aldrich                                   826552101     2155    29150 SH       Sole                                      29150
Southwestern Energy                             845467109    29782   932730 SH       Sole                                     932730
Symantec Corporation                            871503108     1427    97700 SH       Sole                                      97700
TD Ameritrade                                   87236y108    25854  1520800 SH       Sole                                    1520800
Tiffany & Co.                                   886547108     4286    80950 SH       Sole                                      80950
Tim Hortons ADR                                 88706m103     4580    87000 SH       Sole                                      87000
Tupperware Brands                               899896104     5304    96850 SH       Sole                                      96850
Under Armour                                    904311107     3963    41950 SH       Sole                                      41950
United Technologies                             913017109    23349   309131 SH       Sole                                     309131
UPS                                             911312106     9858   125165 SH       Sole                                     125165
Visa                                            92826c839    67813   548513 SH       Sole                                     548513
WABCO                                           92927k102     5425   102500 SH       Sole                                     102500
Waters Corporation                              941848103    58153   731760 SH       Sole                                     731760
Yum! Brands                                     988498101    80658  1252070 SH       Sole                                    1252070